Shareholder Report, Holdings (Details)	Jun. 30, 2024
Defiance Hotel, Airline, and Cruise ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
Defiance Hotel, Airline, and Cruise ETF | Hilton Worldwide Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Defiance Hotel, Airline, and Cruise ETF | Marriott International, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Defiance Hotel, Airline, and Cruise ETF | Royal Caribbean Cruises, Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Defiance Hotel, Airline, and Cruise ETF | Delta Air Lines, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Defiance Hotel, Airline, and Cruise ETF | Carnival Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Defiance Hotel, Airline, and Cruise ETF | Ryanair Holdings plc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Defiance Hotel, Airline, and Cruise ETF | InterContinental Hotels Group plc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
Defiance Hotel, Airline, and Cruise ETF | United Airlines Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Defiance Hotel, Airline, and Cruise ETF | Southwest Airlines Company [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Defiance Hotel, Airline, and Cruise ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(10.30%)
Defiance Hotel, Airline, and Cruise ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	49.20%
Defiance Hotel, Airline, and Cruise ETF | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	40.40%
Defiance Hotel, Airline, and Cruise ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
Defiance Hotel, Airline, and Cruise ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Defiance Hotel, Airline, and Cruise ETF | United States
Holdings [Line Items]
Percent of Total Investments	81.00%
Defiance Hotel, Airline, and Cruise ETF | United Kingdom
Holdings [Line Items]
Percent of Total Investments	8.50%
Defiance Hotel, Airline, and Cruise ETF | Japan
Holdings [Line Items]
Percent of Total Investments	4.60%
Defiance Hotel, Airline, and Cruise ETF | Ireland
Holdings [Line Items]
Percent of Total Investments	4.30%
Defiance Hotel, Airline, and Cruise ETF | China
Holdings [Line Items]
Percent of Total Investments	3.10%
Defiance Hotel, Airline, and Cruise ETF | France
Holdings [Line Items]
Percent of Total Investments	2.60%
Defiance Hotel, Airline, and Cruise ETF | Singapore
Holdings [Line Items]
Percent of Total Investments	2.40%
Defiance Hotel, Airline, and Cruise ETF | Taiwan
Holdings [Line Items]
Percent of Total Investments	2.10%
Defiance Hotel, Airline, and Cruise ETF | Republic Of Korea.
Holdings [Line Items]
Percent of Total Investments	1.70%
Defiance Connective Technologies ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Defiance Connective Technologies ETF | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Defiance Connective Technologies ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
Defiance Connective Technologies ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Defiance Connective Technologies ETF | Oracle Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Defiance Connective Technologies ETF | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Defiance Connective Technologies ETF | Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Defiance Connective Technologies ETF | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Defiance Connective Technologies ETF | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Defiance Connective Technologies ETF | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Defiance Connective Technologies ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	90.60%
Defiance Connective Technologies ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Defiance Connective Technologies ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Defiance Connective Technologies ETF | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Defiance Connective Technologies ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Defiance Next Gen H2 ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
Defiance Next Gen H2 ETF | Doosan Fuel Cell Company, Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Defiance Next Gen H2 ETF | NEL ASA [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Defiance Next Gen H2 ETF | Bloom Energy Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
Defiance Next Gen H2 ETF | Plug Power, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
Defiance Next Gen H2 ETF | Ballard Power Systems, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Defiance Next Gen H2 ETF | Bumhan Fuel Cell Company, Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Defiance Next Gen H2 ETF | S-Fuelcell Company, Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Defiance Next Gen H2 ETF | Linde plc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Defiance Next Gen H2 ETF | FuelCell Energy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Defiance Next Gen H2 ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(39.90%)
Defiance Next Gen H2 ETF | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	78.40%
Defiance Next Gen H2 ETF | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
Defiance Next Gen H2 ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Defiance Next Gen H2 ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Defiance Next Gen H2 ETF | United States
Holdings [Line Items]
Percent of Total Investments	74.30%
Defiance Next Gen H2 ETF | United Kingdom
Holdings [Line Items]
Percent of Total Investments	10.00%
Defiance Next Gen H2 ETF | Japan
Holdings [Line Items]
Percent of Total Investments	2.30%
Defiance Next Gen H2 ETF | France
Holdings [Line Items]
Percent of Total Investments	4.30%
Defiance Next Gen H2 ETF | Republic Of Korea.
Holdings [Line Items]
Percent of Total Investments	20.90%
Defiance Next Gen H2 ETF | Norway
Holdings [Line Items]
Percent of Total Investments	12.10%
Defiance Next Gen H2 ETF | Germany
Holdings [Line Items]
Percent of Total Investments	7.90%
Defiance Next Gen H2 ETF | Canada
Holdings [Line Items]
Percent of Total Investments	6.50%
Defiance Next Gen H2 ETF | Sweden
Holdings [Line Items]
Percent of Total Investments	1.60%
Defiance Quantum ETF | Mount Vernon Liquid Assets Portfolio, LLC [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
Defiance Quantum ETF | Wipro, Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Defiance Quantum ETF | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Defiance Quantum ETF | Accenture plc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Defiance Quantum ETF | FormFactor, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Defiance Quantum ETF | Rigetti Computing, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Defiance Quantum ETF | NEC Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Defiance Quantum ETF | Asustek Computer, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Defiance Quantum ETF | Cirrus Logic, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Defiance Quantum ETF | Coherent Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Defiance Quantum ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	(4.40%)
Defiance Quantum ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	76.80%
Defiance Quantum ETF | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
Defiance Quantum ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
Defiance Quantum ETF | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Defiance Quantum ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Defiance Quantum ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Defiance Quantum ETF | United States
Holdings [Line Items]
Percent of Total Investments	70.30%
Defiance Quantum ETF | Japan
Holdings [Line Items]
Percent of Total Investments	11.40%
Defiance Quantum ETF | Ireland
Holdings [Line Items]
Percent of Total Investments	1.50%
Defiance Quantum ETF | China
Holdings [Line Items]
Percent of Total Investments	2.70%
Defiance Quantum ETF | France
Holdings [Line Items]
Percent of Total Investments	2.60%
Defiance Quantum ETF | Taiwan
Holdings [Line Items]
Percent of Total Investments	7.30%
Defiance Quantum ETF | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.30%
Defiance Quantum ETF | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.70%
Defiance Quantum ETF | India
Holdings [Line Items]
Percent of Total Investments	1.60%